Other Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities [Abstract]
Other Liabilities
26.	Other Liabilities:

As of December 31, 2025 and 2024, this line item is composed of the following:

	2025	2024
	MCh$	MCh$

Accounts payable to third parties	429,864	420,260
Creditors for intermediation of financial instruments	417,372	193,171
Liability for income from regular activities from contracts with customers	37,812	39,783
Agreed dividends payable	16,792	13,467
VAT debit	4,317	4,077
Outstanding transactions	1,858	1,532
Other cash guarantees received	573	483
Securities to be settled	—	3,633
Other liabilities	39,488	34,992
Total	948,076	711,398